Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposures	£ 313,347	£ 322,745
Loss allowances	828	1,303
Assets classified at FVTPL	173	195
Total assets	287,098	292,332	£ 281,702
Loss allowance	364	464
Retail Banking
Disclosure of credit risk exposure [line items]
Total assets	190,629	183,154	178,665
Everyday Banking
Disclosure of credit risk exposure [line items]
Loss allowances	198	308
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowances	52	118
Total assets	8,873	11,143	10,748
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Total assets	16,997	17,626	18,391
Corporate Centre
Disclosure of credit risk exposure [line items]
Total assets	70,599	77,625	69,852
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Total assets	0	2,784	£ 4,046
Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	275,638	279,585
Loss allowances	828	1,302
Net carrying amount	274,810	278,283
Other items	3,632	3,111
Adjusted net carrying amount	278,442	281,394
Assets classified at FVTPL	1,866	3,614
Non-financial assets	6,790	7,324
Total assets	287,098	292,332
Balance sheet asset | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	183,023	175,380
Loss allowances	367	550
Net carrying amount	182,656	174,830
Balance sheet asset | Homes
Disclosure of credit risk exposure [line items]
Exposures	174,712	166,730
Loss allowances	185	277
Net carrying amount	174,527	166,453
Balance sheet asset | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposures	8,311	8,650
Loss allowances	182	273
Net carrying amount	8,129	8,377
Balance sheet asset | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	4,984	8,024
Loss allowances	52	118
Net carrying amount	4,932	7,906
Balance sheet asset | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	16,997	17,626
Loss allowances	407	577
Net carrying amount	16,590	17,049
Balance sheet asset | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	70,634	75,770
Loss allowances	2	35
Net carrying amount	70,632	75,735
Balance sheet asset | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures		2,785
Loss allowances		22
Net carrying amount		2,763
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	37,709	43,160
Loss allowance	37	75
Off-balance sheet | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	29,372	26,610
Loss allowance	21	38
Off-balance sheet | Homes
Disclosure of credit risk exposure [line items]
Exposures	15,951	13,276
Loss allowance	5	3
Off-balance sheet | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposures	13,421	13,334
Loss allowance	16	35
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	314	237
Loss allowance	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	7,694	6,877
Loss allowance	16	26
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	329	575
Loss allowance	£ 0	0
Off-balance sheet | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures		8,861
Loss allowance		£ 11